Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Retained Earnings (Deficit)	Total
Balance at Dec. 31, 2012	$ 5,000	$ 10,500	$ 423	$ 3,201	$ 19,124
Net Income (Loss)				131	131
Other Comprehensive Income (Loss)			(154)		(154)
Balance at Dec. 31, 2013	5,000	10,500	269	3,332	19,101
Net Income (Loss)				161	161
Other Comprehensive Income (Loss)			(47)		(47)
Balance at Dec. 31, 2014	5,000	10,500	222	3,493	19,215
Net Income (Loss)				2,780	2,780
Other Comprehensive Income (Loss)			(447)		(447)
Balance at Dec. 31, 2015	$ 5,000	$ 10,500	$ (225)	$ 6,273	$ 21,548